J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

EXHIBIT 99.12

Loan Level Tape Compare Upload

Loans in Report	8
Loan Number	Seller Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
302475094	XXXXXX	XXXXXX	Combined LTV	XXXXXX	XXXXXX
302475094	XXXXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
302475094	XXXXXX	XXXXXX	Original LTV	XXXXXX	XXXXXX
302475094	XXXXXX	XXXXXX	Property Type	Attached PUD	Detached PUD
302488697	XXXXXX	XXXXXX	DTI Qualifying (Back)	25.9800	33.2400
302488697	XXXXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
302546382	XXXXXX	XXXXXX	Combined LTV	XXXXXX	XXXXXX
302546382	XXXXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
302546382	XXXXXX	XXXXXX	Original LTV	XXXXXX	XXXXXX
302546375	XXXXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
302546346	XXXXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
302566159	XXXXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
302566135	XXXXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
302566124	XXXXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX

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